Note 2 - Business Combination and Transfer (Details Textual) ¥ in Thousands, xbrli-pure in Thousands	12 Months Ended
	Mar. 31, 2018 JPY (¥)	Mar. 31, 2017	Mar. 31, 2016
Number of Businesses Acquired	0	0	0
Goodwill, Written off Related to Sale of Business Unit	¥ 87,137
Trademarks [Member]
Indefinite-lived Intangible Assets, Written off Related to Sale of Business Unit	15,000
General and Administrative Expense [Member]
Gain (Loss) on Disposition of Stock in Subsidiary	¥ 44,877